Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands		12 Months Ended
		Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€)
Subsidiaries
Revenue		€ 31,207,000	€ 29,520,000	€ 26,953,000
Profit/Loss After Tax	[1]	5,964,000	1,708,000	5,376,000
Total Equity		€ 43,406,000	€ 42,848,000	€ 41,523,000	€ 29,927,000
Number of Employees | employee		107,602	106,312	102,658
Ariba Technologies India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 107,665
Profit/Loss After Tax		14,181
Total Equity		€ 41,767
Number of Employees | employee		1,360
Ariba, Inc., Palo Alto, CA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 1,426,356
Profit/Loss After Tax		689,432
Total Equity		€ 6,618,961
Number of Employees | employee		1,589
Concur Technologies, Inc., Bellevue, WA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 2,169,139
Profit/Loss After Tax		408,667
Total Equity		€ 8,828,126
Number of Employees | employee		3,217
SAP (China) Co., Ltd., Shanghai, China
Subsidiaries
Ownership		100.00%
Revenue		€ 1,313,574
Profit/Loss After Tax		21,903
Total Equity		€ (75,918)
Number of Employees | employee		6,528
SAP (Schweiz) AG, Biel, Switzerland
Subsidiaries
Ownership		100.00%
Revenue		€ 1,392,865
Profit/Loss After Tax		124,568
Total Equity		€ 310,761
Number of Employees | employee		873
SAP (UK) Limited, Feltham, United Kingdom
Subsidiaries
Ownership		100.00%
Revenue		€ 1,431,680
Profit/Loss After Tax		66,373
Total Equity		€ 204,673
Number of Employees | employee		1,658
SAP America, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 8,476,670
Profit/Loss After Tax		(112,108)
Total Equity		€ 11,879,728
Number of Employees | employee		9,225
SAP Argentina S.A., Buenos Aires, Argentina
Subsidiaries
Ownership		100.00%
Revenue		€ 237,309
Profit/Loss After Tax		(19,467)
Total Equity		€ (7,742)
Number of Employees | employee		1,134
SAP Asia Pte. Ltd., Singapore, Singapore
Subsidiaries
Ownership		100.00%
Revenue		€ 713,377
Profit/Loss After Tax		8,864
Total Equity		€ 11,302
Number of Employees | employee		1,085
SAP Australia Pty Ltd, Sydney, Australia
Subsidiaries
Ownership		100.00%
Revenue		€ 808,936
Profit/Loss After Tax		(17,934)
Total Equity		€ 96,836
Number of Employees | employee		1,302
SAP Brasil Ltda, Sao Paulo, Brazil
Subsidiaries
Ownership		100.00%
Revenue		€ 810,113
Profit/Loss After Tax		37,881
Total Equity		€ 112,716
Number of Employees | employee		2,839
SAP Canada, Inc., Toronto, Canada
Subsidiaries
Ownership		100.00%
Revenue		€ 1,187,938
Profit/Loss After Tax		103,844
Total Equity		€ 768,751
Number of Employees | employee		3,104
SAP Deutschland SE & Co. KG, Walldorf, Germany
Subsidiaries
Ownership		100.00%
Revenue		€ 5,724,456
Profit/Loss After Tax		819,333
Total Equity		€ 1,796,440
Number of Employees | employee		5,048
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
Subsidiaries
Ownership		100.00%
Revenue		€ 640,969
Profit/Loss After Tax		29,122
Total Equity		€ 120,151
Number of Employees | employee		959
SAP France S.A., Levallois-Perret, France
Subsidiaries
Ownership		100.00%
Revenue		€ 1,217,078
Profit/Loss After Tax		146,869
Total Equity		€ 1,924,300
Number of Employees | employee		1,575
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
Subsidiaries
Ownership		100.00%
Revenue		€ 169,259
Profit/Loss After Tax		6,545
Total Equity		€ 35,395
Number of Employees | employee		1,452
SAP India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 792,589
Profit/Loss After Tax		94,539
Total Equity		€ 310,957
Number of Employees | employee		2,379
SAP Industries, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 603,743
Profit/Loss After Tax		158,746
Total Equity		€ 1,427,522
Number of Employees | employee		239
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
Subsidiaries
Ownership		100.00%
Revenue		€ 743,718
Profit/Loss After Tax		20,902
Total Equity		€ 92,681
Number of Employees | employee		826
SAP Japan Co., Ltd., Tokyo, Japan
Subsidiaries
Ownership		100.00%
Revenue		€ 1,164,259
Profit/Loss After Tax		77,354
Total Equity		€ 303,285
Number of Employees | employee		1,416
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
Subsidiaries
Ownership		100.00%
Revenue		€ 121,838
Profit/Loss After Tax		5,945
Total Equity		€ 32,905
Number of Employees | employee		1,330
SAP Labs India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 890,380
Profit/Loss After Tax		99,539
Total Equity		€ 281,808
Number of Employees | employee		10,672
SAP Labs, LLC, Palo Alto, CA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 668,207
Profit/Loss After Tax		118,097
Total Equity		€ 864,453
Number of Employees | employee		1,733
SAP Mexico S.A. de C.V., Mexico City, Mexico
Subsidiaries
Ownership		100.00%
Revenue		€ 531,654
Profit/Loss After Tax		(6,246)
Total Equity		€ 131,233
Number of Employees | employee		1,118
SAP National Security Services, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 1,152,270
Profit/Loss After Tax		215,069
Total Equity		€ 567,360
Number of Employees | employee		638
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership		100.00%
Revenue		€ 828,363
Profit/Loss After Tax		281,244
Total Equity		€ 967,086
Number of Employees | employee		687
SAP Philippines, Inc., Taguig City, Philippines
Subsidiaries
Ownership		100.00%
Revenue		€ 117,602
Profit/Loss After Tax		285
Total Equity		€ 8,975
Number of Employees | employee		997
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
Subsidiaries
Ownership		100.00%
Revenue		€ 336,355
Profit/Loss After Tax		85,456
Total Equity		€ 125,741
Number of Employees | employee		1,757
SAP Services s.r.o., Prague, Czech Republic
Subsidiaries
Ownership		100.00%
Revenue		€ 122,548
Profit/Loss After Tax		4,705
Total Equity		€ 23,055
Number of Employees | employee		1,436

[1]	From continuing and discontinued operations